Nonconvertible Loans (Tables)	6 Months Ended
Jun. 30, 2025
Nonconvertible Loans [Abstract]
Schedule of Annual Principal Payments of Long-Term Debt	As of June 30, 2025, the required annual principal payments of long-term debt, starting from July 2025, are as follows:
June 30, 2025
Year 1	$8,608
Year 2	4,794
Year 3	30,417
Year 4	129
Year 5 and thereafter	11
Total	$43,959